GOODWILL (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Home Inns Beijing [Member] CNY	Dec. 31, 2011 Home Inns Beijing [Member] CNY	Dec. 31, 2012 Top Star Hotel Chain [Member] CNY	Dec. 31, 2011 Top Star Hotel Chain [Member] CNY	Dec. 31, 2012 Motel 168 [Member] CNY	Dec. 31, 2011 Motel 168 [Member] CNY	Dec. 31, 2012 Other acquisitions [Member] CNY	Dec. 31, 2011 Other acquisitions [Member] CNY
Goodwill [Line Items]
Goodwill	$ 361,893,000	2,254,631,000	2,197,728,000	137,072,000	137,072,000	191,368,000	191,368,000	1,806,846,000	1,806,846,000	119,345,000	62,442,000
Number of reporting unit	1	1
Goodwill acquired expected to be deductible for income tax purposes		0